CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Cash flows from operations
Net income	$ 1,110		$ 1,011		$ 1,546
Adjustments to reconcile income from continuing operations to net cash from operating activities:
Loss from discontinued operations, net of tax	0		0		6
Depreciation and amortization	823		789		771
Pension settlement charges	46		755		1
Net periodic pension benefit and other postretirement costs	81		22		39
Deferred income taxes	(88)		(310)		(263)
Stock compensation	130		122		115
Loss on debt extinguishment	110		0		0
Intangible asset impairments	17		31		0
Settlement of interest rate derivative contracts	(173)		0		0
Gain (Loss) on Interest Rate Derivative Instruments	173		0		0
Other	86		115		50
Changes in balance sheet items:
Accounts receivable, net	(126)		(65)		(12)
Inventories	(162)		4		(197)
Accounts payable and accrued liabilities	143		(212)		60
Other	(127)		(152)		(99)
Cash flows from operations – continuing operations	1,870		2,110		2,017
Cash flows from operations – discontinued operations	(2)		(6)		0
Cash flows from operations	1,868		2,104		2,017
Cash flows from investing activities
Capital expenditures	(709)		(696)		(659)
Acquisitions and investments, net of cash acquired	(494)		(418)		(268)
Other investing activities, net	24		14		11
Cash flows from investing activities	(1,179)		(1,100)		(916)
Cash flows from financing activities
Issuances of long-term debt	1,885		1,661		0
Payments of long-term debt	(1,181)		0		0
(Repayments) borrowings under revolving credit facility	(226)		222		0
Cash dividends on common stock	(473)		(423)		(376)
Proceeds from stock issued under employee benefit plans	202		356		258
Purchases of treasury stock	(500)		(1,270)		(2,452)
Other financing activities, net	(52)		(48)		(33)
Cash flows from financing activities	(345)		498		(2,603)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	57		(5)		(63)
Increase (decrease) in cash, cash equivalents and restricted cash	401		1,497		(1,565)
Cash, cash equivalents and restricted cash at beginning of year	3,335	[1]	1,838	[1]	3,403
Cash, cash equivalents and restricted cash at end of year	3,736	[1]	3,335	[1]	$ 1,838	[1]
Cash and cash equivalents	3,730		$ 3,335
Restricted cash included in prepaid expenses and other current assets	$ 6

[1]	We did not have restricted cash balances as of December 31, 2019 or 2018. The following table provides a reconciliation of cash, cash equivalents and restricted cash amounts as shown in the consolidated statement of cash flows to the amount reported in the consolidated balance sheet as of December 31, 2020:

As of December 31 (in millions)	2020
Cash and cash equivalents	$3,730
Restricted cash included in prepaid expenses and other current assets	6
Cash, cash equivalents and restricted cash	$3,736
The accompanying notes are an integral part of these consolidated financial statements.